Income taxes (Details 1) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Start-up costs	$ 196,978	$ 196,978
Inventory	524,195	(124,590)
Net operating loss carry-forwards	1,804,109	2,503,436
Share issuance costs
IFRS Adjustments	351,215	(209,847)
Amortization/Depreciation expenses	409,797	474,689
Transaction costs	843,738	965,356
Technology impairment	429,122	429,122
Debt restructure	125,953	125,953
Various derivative and unrealized gain/loss	341,503	432,457
Allowance for doubtful accounts
Gross deferred tax assets before tax not recognized	5,026,610	4,793,553
Deferred taxes not recognized	5,026,610	4,793,553
Net deferred tax assets